Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract with Customer, Liability [Abstract]
Balance at beginning of the year/period	$ 315,411	$ 45,920
Additions	323,764	545,141
Recognized as revenues during the year/period	(446,821)	(277,036)
Exchange realignment	(2,295)	1,386
Balance at end of year/period	$ 190,059	$ 315,411